AS FILED WITH THE  SECURITIES  AND  EXCHANGE COMMISSION  ON  DECEMBER 30, 1999
------------------------------------------------------------------------------


                                                          FILE NOS. 333-50879
                                                                    811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 2 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 10/X/

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                 3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS              ALLSTATE LIFE FINANCIAL SERVICES,
1050 CONNECTICUT AVENUE, N.W.                INC.
SUITE 825                                    3100 SANDERS ROAD
WASHINGTON, D.C.  20036-5366                 NORTHBROOK, IL  60062

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on December 31, 1999 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title  of  Securities  Being  Registered:   Flexible  Premium  Deferred  Annuity
Contracts and Participating Interests Therein.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding four new variable sub-accounts that will be available under the AIM Lifetime PlusSM II Variable Annuity contract described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                       Glenbrook Life and Annuity Company
              Glenbrook Life and Annuity Company Separate Account A

                   Supplement, dated January 3, 2000, to the
              AIM Lifetime PlusSM II Variable Annuity Prospectus
                                dated May 1, 1999

This supplement amends the above-referenced prospectus for the AIM Lifetime PlusSM II Variable Annuity Contract (the "Contract"), offered by Glenbrook Life and Annuity Company, to add four new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

    The Contract currently offers 20 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 17 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life and Annuity Company Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("Funds") of AIM Variable Insurance Funds, Inc.:

AIM V.I. Aggressive Growth Fund             AIM V.I. Global Utilities Fund
AIM V.I. Balanced Fund                      AIM V.I. Government Securities Fund
AIM V.I. Blue Chip Fund                     AIM V.I. Growth Fund
AIM V.I. Capital Appreciation Fund          AIM V.I. Growth and Income Fund
AIM V.I. Capital Development Fund           AIM V.I. High Yield Fund
AIM V.I. Dent Demographics Fund             AIM V.I. International Equity Fund
AIM V.I. Diversified Income Fund            AIM V.I. Money Market Fund
AIM V.I. Global Growth and Income Fund      AIM V.I. Telecommunications Fund
                                 AIM V.I. Value Fund

Change all  references  throughout the  prospectus to the  availability  of "13"
Variable Sub-Accounts to "17" Variable Sub-Accounts, and "16" investment alternatives to "20" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:


    ------------------------------------------------- ------------------ ----------------- ------------------
                                                                                             Total Annual
    Fund                                                Advisory Fee      Other Expenses     Fund Expenses
    AIM V.I. Blue Chip Fund(2)                          0.75%              0.55%               1.30%
    AIM V.I. Dent Demographics Fund(2)                  0.85%              0.55%               1.40%
    AIM V.I. Global Growth and Income Fund(2)           1.00%              0.45%               1.45%
    AIM V.I. Telecommunications Fund(2)                 1.00%              0.44%               1.44%
    ------------------------------------------------- ------------------ ----------------- ------------------

Page 8: Insert the following  footnote below the chart  describing  Fund Annual
Expenses:

     (2) The AIM V.I. Blue Chip, Dent Demographics, Global Growth and Income, and Telecommunications Funds commenced operations on December 29, 1999, December 29, 1999, October 15, 1999 and October 15, 1999 respectively. The management fee, other expenses and total annual fund operating expenses are based on estimates for the Funds' first full fiscal year.

Page 8:  Insert the following to Example 1:

    Variable Sub-Account                              1 Year       3 Years        5 Years       10 Years
    --------------------                              ------       -------        -------       --------

    AIM V.I. Blue Chip                                 $90          $141           $193         $306
    AIM V.I. Dent Demographics                         $91          $141           $194         $307
    AIM V.I. Global Growth and Income                  $91          $142           $194         $307
    AIM V.I. Telecommunications                        $91          $142           $194         $307

Page 9:  Insert the following to Example 2:

    Variable Sub-Account                              1 Year       3 Years        5 Years       10 Years
    --------------------                              ------       -------        -------       --------

    AIM V.I. Blue Chip                                 $29          $86            $146         $306
    AIM V.I. Dent Demographics                         $30          $87            $146         $307
    AIM V.I. Global Growth and Income                  $31          $88            $147         $307
    AIM V.I. Telecommunications                        $31          $88            $147         $307


Page 15: Insert the following to the table describing the investment objective of each Fund:

    -------------------------------------------------- ---------------------------------------------------------
    Fund:                                              Each Fund Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Blue Chip Fund                            Long-term growth of capital with a secondary objective of
                                                       current income.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Dent Demographics Fund                    Long-term growth of capital.  The fund's investment objective may be changed by the fund's Board of Directors without
                                                       shareholders approval.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Global Growth and Income Fund             Long-term growth of capital together with current income.
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    AIM V.I. Telecommunications Fund                   Long-term growth of capital.
    -------------------------------------------------- ---------------------------------------------------------

Page 33: Replace the first sentence of the third paragraph with the following:

    The Variable Account consists of multiple Variable Sub-Accounts, 17 of which are currently available for investment under the Contract.

Pages A-1 - A-6 (Appendix A): Replace the first sentence of the footnote to each table in Appendix A with the following:

    * The Variable Sub-Accounts listed above were first available for investment under the Contract described herein on June 2, 1998. There are no Accumulation Unit Values to report for the AIM V.I. Blue Chip, Dent Demographics, Global Growth and Income, and Telecommunications Variable Sub-Accounts, which first became available for investment under the Contract as of the date of this supplement.

 PART C

Part C is hereby amended to include the following exhibits:

ITEM 24. (b)  EXHIBITS

(9)(c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.



27.  NUMBER OF CONTRACT OWNERS

As of December 30, 1999, there were 4,282 nonqualified contracts and 2,157 qualified contracts.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 30th day of December, 1999.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

(SEAL)

                  By:  /s/ MICHAEL J. VELOTTA
                         Michael J. Velotta
                         Vice President, Secretary and
                         General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 30th day of December, 1999.

*/LOUIS G. LOWER, II                   Chairman of the Board, Chief
    Louis G. Lower, II                 Executive Officer and Director
                                       (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                  Vice President, Secretary, General
   Michael J. Velotta                  Counsel and Director

*/THOMAS J. WILSON, II                 Vice Chairman and Director
Thomas J. Wilson, II                   (Principal Operating Officer)

*/JOHN R. HUNTER                       Director
    John R. Hunter

*/KEVIN R. SLAWIN                      Vice President and Director
   Kevin R. Slawin                     (Principal Financial Officer)

*/G. CRAIG WHITEHEAD                   Vice President and Director
    G. Craig Whitehead

*/SAMUEL H. PILCH                      Controller
  Samuel H. Pilch                      (Principal Accounting Officer)

*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                  EXHIBIT INDEX

Exhibit  Description

(9)(b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company